ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Banco Supervielle S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	99.90%	99.90%	99.90%
Proportion of voting rights held in subsidiary	99.87%	99.87%	99.87%
Supervielle Asset Management S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Sofital S.A.U.F.e.I.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Espacio Cordial de Servicios S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Supervielle Seguros S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Micro Lending S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
InvertirOnline S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Portal Integral de Inversiones S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
IOL Holding S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Supervielle Productores Asesores de Seguros S.A.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Bolsillo Digital S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%
Supervielle Agente de Negociacin S.A.U.
Subsidiaries included in the consolidation
Percentage of direct and indirect investment in capital stock	100.00%	100.00%	100.00%